T. ROWE PRICE Large-Cap Growth Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.4%
COMMUNICATION SERVICES  12.6%
Entertainment  2.1%
Netflix (1) 416,172 498,957
498,957
Interactive Media & Services  10.5%
Alphabet, Class A  5,866,554 1,426,159
Meta Platforms, Class A  1,492,947 1,096,391
2,522,550
Total Communication Services 3,021,507
CONSUMER DISCRETIONARY  8.7%
Broadline Retail  6.9%
Amazon.com (1) 5,617,707 1,233,480
Coupang (1) 7,063,965 227,460
MercadoLibre (1) 82,503 192,804
1,653,744
Hotels, Restaurants & Leisure  1.8%
Booking Holdings  54,188 292,576
Chipotle Mexican Grill (1) 3,681,618 144,282
436,858
Total Consumer Discretionary 2,090,602
FINANCIALS  9.6%
Capital Markets  1.3%
Ares Management, Class A  649,157 103,794
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $53,674 (1)
(2)(3) 3,833,913 53,674
Tradeweb Markets, Class A  1,330,386 147,646
305,114
Financial Services  8.3%
Block (1) 8,833,450 638,393
Mastercard, Class A  1,340,650 762,575
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $17,445 (1)(2)(3) 696,358 24,721
Visa, Class A  1,671,615 570,656
1,996,345
Total Financials 2,301,459

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  9.3%
Biotechnology  1.4%
Argenx, ADR (1) 225,792 166,535
Natera (1) 1,105,702 177,985
344,520
Health Care Equipment & Supplies  3.4%
Intuitive Surgical (1) 897,331 401,313
Sonova Holding, ADR  1,994,071 108,577
Stryker  796,921 294,598
804,488
Health Care Providers & Services  2.4%
Cigna Group  738,241 212,798
UnitedHealth Group  1,016,861 351,122
563,920
Life Sciences Tools & Services  0.5%
Danaher (4) 599,413 118,840
118,840
Pharmaceuticals  1.6%
Eli Lilly  508,389 387,901
387,901
Total Health Care 2,219,669
INDUSTRIALS & BUSINESS SERVICES  4.0%
Aerospace & Defense  2.2%
Boeing (1) 964,353 208,137
Howmet Aerospace  1,660,940 325,926
534,063
Machinery  0.5%
Ingersoll Rand  1,312,877 108,470
108,470
Professional Services  1.3%
Dayforce (1) 2,374,900 163,607
Equifax  617,375 158,375
321,982
Total Industrials & Business Services 964,515
INFORMATION TECHNOLOGY  53.7%
Communications Equipment  2.0%
Arista Networks (1) 3,310,692 482,401

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Magic Leap, Class A, Acquisition Date: 1/20/16 - 10/12/17,
Cost $22,585 (1)(2)(3) 46,476 —
482,401
Electronic Equipment, Instruments & Components  2.7%
Amphenol, Class A  5,245,798 649,167
649,167
IT Services  1.2%
MongoDB (1) 434,398 134,829
Shopify, Class A (1) 1,061,760 157,788
292,617
Semiconductors & Semiconductor Equipment  18.9%
Advanced Micro Devices (1) 879,265 142,256
Broadcom  2,996,378 988,535
Entegris (4) 2,727,414 252,177
Lattice Semiconductor (1)(4) 2,476,784 181,598
NVIDIA  15,921,419 2,970,618
4,535,184
Software  19.4%
AppLovin, Class A (1) 390,518 280,603
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $34,224 (1)
(2)(3) 20,080 33,054
Celonis, Acquisition Date: 6/17/21, Cost $9,559 (1)(2)(3) 25,851 5,246
Datadog, Class A (1) 1,339,700 190,773
Dynatrace (1) 2,049,402 99,294
HubSpot (1) 441,233 206,409
Intuit  905,772 618,561
Microsoft  5,459,005 2,827,492
OpenAI, Rights, Acquisition Date: 8/15/25, Cost $8,062 (1)(2)
(3)(5) 8,062,094 12,728
ServiceNow (1) 391,290 360,096
Socure, Acquisition Date: 12/22/21, Cost $5,161 (1)(2)(3) 321,182 1,766
4,636,022
Technology Hardware, Storage & Peripherals  9.5%
Apple  8,915,020 2,270,031
2,270,031
Total Information Technology 12,865,422
Total Miscellaneous Common Stocks  0.5% (6) 123,478
Total Common Stocks (Cost $8,765,969) 23,586,652

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.2%
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $38,324 (1)(2)(3) 630,376 139
Total Industrials & Business Services 139
INFORMATION TECHNOLOGY  0.6%
Software  0.6%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,321 (1)(2)(3) 1,362 2,242
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $552 (1)(2)(3) 324 533
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $56 (1)(2)(3) 33 54
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $2 (1)(2)(3) 1 2
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $39,355 (1)(2)(3) 106,424 21,599
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $22,390 (1)(2)(3) 304,686 45,703
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $27,654 (1)(2)(3) 2,118,369 27,115
Nuro, Series D, Acquisition Date: 10/29/21, Cost $11,163 (1)(2)
(3) 535,481 6,940
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(2)(3) 401,388 5,848
Rappi, Series F, Acquisition Date: 7/8/21, Cost $35,081 (1)(2)
(3) 544,536 7,934
Socure, Series A, Acquisition Date: 12/22/21, Cost $6,272 (1)
(2)(3) 390,346 2,147
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $5,148 (1)
(2)(3) 320,373 1,762
Socure, Series B, Acquisition Date: 12/22/21, Cost $93 (1)(2)(3) 5,796 32
Socure, Series E, Acquisition Date: 10/27/21, Cost $11,932 (1)
(2)(3) 742,561 4,084
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,210 (1)
(2)(3) 188,785 20,002
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $1,297 (1)
(2)(3) 14,135 1,511
Total Information Technology 147,508

T. ROWE PRICE Large-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.6%
Chemicals  0.3%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $23,334 (1)(2)(3) 492,252 23,170
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $8,205 (1)(2)(3) 171,891 8,091
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $16,932 (1)
(2)(3) 410,238 7,475
Sila Nano, Series G, Acquisition Date: 6/26/24,
Cost $17,517 (1)(2)(3) 1,066,996 16,933
55,669
Metals & Mining  0.3%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $51,902 (1)(2)(3) 610,955 66,502
66,502
Total Materials 122,171
Total Convertible Preferred Stocks (Cost $359,721) 269,818
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.16% (7)(8) 124,476,467 124,476
Total Short-Term Investments (Cost $124,476) 124,476
SECURITIES LENDING COLLATERAL  0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.16% (7)(8) 9,362,258 9,362
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 9,362
Total Securities Lending Collateral (Cost $9,362) 9,362
Total Investments in Securities  100.1%
(Cost $9,259,528) $ 23,990,308
Other Assets Less Liabilities (0.1)% (28,666)
Net Assets 100.0% $ 23,961,642

T. ROWE PRICE Large-Cap Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $401,007 and represents 1.7% of net assets.
(4) All or a portion of this security is on loan at September 30, 2025.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Large-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 2,292++
Totals $ —# $ — $ 2,292+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 164,790  ¤  ¤ $ 133,838
Total $ 133,838^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,292 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $133,838.

T. ROWE PRICE Large-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Large-Cap Growth Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Large-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Large-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $55,840,000 for the period ended September 30, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,455,463 $ — $ 131,189 $ 23,586,652
Convertible Preferred Stocks — — 269,818 269,818
Short-Term Investments 124,476 — — 124,476
Securities Lending Collateral 9,362 — — 9,362
Total $ 23,589,301 $ — $ 401,007 $ 23,990,308
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 52,287 $ 17,166 $ 61,736 $ 131,189
Convertible Preferred Stocks 231,144 38,674 — 269,818
Total $ 283,431 $ 55,840 $ 61,736 $ 401,007

T. ROWE PRICE Large-Cap Growth Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1232-054Q3 09/25